CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 172	$ 400
Common Stock, Shares Authorized	19,000,000	13,000,000
Ordinary shares, shares issued	13,257,610	11,214,831
Ordinary shares, shares outstanding	12,983,137	10,940,358
Treasury Shares, shares	274,473	274,473